LEASES	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
LEASES

9.	LEASES
Lessee
The Company has entered into
non-cancellable
operating and finance leases for office, data facilities, computer and networking equipment, electrical infrastructure and office equipment, with original lease periods expiring through 2033. In addition, certain leases contain bargain renewal options extending through 2051. The Company recognizes lease expense for these leases on a straight-line basis over the lease term, which includes any bargain renewal options. The Company recognizes rent expense on a straight-line basis over the lease period. In addition to minimum rent, certain leases require payment of real estate taxes, insurance, common area maintenance charges, and other executory costs. Differences between rent expense and rent paid are recognized as adjustments to operating lease right-of-use
assets on the unaudited Consolidated Balance Sheets. For certain leases the Company receives lease incentives, such as tenant improvement allowances, and records those as adjustments to operating lease right-of-use
assets and operating lease liabilities on the unaudited Consolidated Balance Sheets and amortizes the lease incentives on a straight-line basis over the lease term as an adjustment to rent expense.
The components of operating and finance leases are presented on the Company’s Consolidated Balance Sheets as follows (in thousands):

	Financial statement line item	June 30, 2022
Assets:
Operating lease right-of-use assets	Other noncurrent assets	$6,401
Finance lease right-of-use assets	Property, plant and equipment, net	$97,655
Liabilities:
Operating lease liabilities, current portion	Accrued expenses and other	$75
Operating lease liabilities, net of current portion	Other noncurrent liabilities	$1,127
Finance lease liabilities, current portion	Finance lease liabilities, current portion	$28,570
Finance lease liabilities, net of current portion	Finance lease liabilities, net of current portion	$48,701
The components of lease expense were as follows (in thousands):

	Financial statement line item	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022
Operating lease expense	General and administrative expenses	$154	$309
Short-term lease expense	General and administrative expenses	287	477
Finance lease expense:
Amortization of right-of-use assets	Cost of revenue	8,699	18,523
Interest on lease liabilities	Interest expense, net	2,248	4,339

Total finance lease expense		10,947	22,862

Total lease expense		$11,388	$23,648

In determining the discount rate used to measure the
right-of-use
asset and lease liability, we use rates implicit in the lease, or if not readily available, we use our incremental borrowing rate. Our incremental borrowing rate is based on an estimated secured rate with reference to recent borrowings of similar collateral and tenure when available. Determining our incremental borrowing rate, especially if there are insufficient observable borrowings near the time of lease commencement, may require significant judgment.

Information relating to the lease term and discount rate is as follows:

June 30, 2022
Weighted Average Remaining Lease Term (Years)
Operating leases	21.5
Finance leases	2.5
Weighted Average Discount Rate
Operating leases	6.4%
Finance leases	11.0%
The following table summarizes the Company’s supplemental cash flow information (in thousands):

	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022
Lease Payments
Operating lease payments	$101	$202
Finance lease payments	$15,169	$27,526
Supplemental Noncash Information
Operating lease right-of-use assets obtained in exchange for lease obligations	$—	$—
Finance lease right-of-use assets obtained in exchange for lease obligations	$—	$10,557
The Company’s minimum payments under noncancelable operating and finance leases having initial terms and bargain renewal periods in excess of one year are as follows at June 30, 2022, and thereafter (in thousands):

	Operating leases	Finance leases
Remaining 2022	$69	$18,131
2023	170	34,948
2024	170	31,332
2025	170	4,509
2026	170	3
2027	170	—
Thereafter	1,251	—

Total lease payments	2,170	88,923
Less: imputed interest	968	11,652

Total	$1,202	$77,271

Operating leases
In September 2021, the Company entered into operating lease agreements with Minnkota Power Cooperative to develop a hosting facility in Grand Forks, North Dakota as well as enter into a power supply purchase agreement to purchase 100 megawatts of power supply once construction of the hosting facility is complete. As a result of the agreements being entered into contemporaneously and in contemplation of one another, the agreements are considered to be a single unit of account and consideration has been allocated between lease and non-lease
components based on relative standalone selling price with approximately $5.3 million allocated to the lease components and $2.6 million allocated to the non-lease
components.
Substantially all of the payments for the intended leases would be for a five-year to thirty-year term (comprising an initial five-year
term with
five five-year
bargain renewal options to renew) with purchase options exercisable at any time for approximately $5.6 million less any rent paid to date and subject to certain other adjustments.
In addition to the above, in December 2021, the Company entered into an agreement to lease office space for its new corporate headquarters that commenced in July of 2022. The lease includes base rent of approximately $14.0 million to be paid over a period of 130 months.
Finance leases
In December 2021, the Company entered into finance lease agreements with Liberty Commercial Finance LLC totaling $40.9 million for the purchase of bitcoin mining equipment, with a weighted average term of 3.2 years. The leases bear interest at a weighted average rate per annum of 12.6% and the Company is required to make monthly payments of principal and interest. Interest expense on the lease has been recognized based on a weighted average effective interest rate of 12.6%.
In December 2021, the Company entered into finance lease agreements with MassMutual Asset Finance LLC totaling $50.0 million for the purchase of bitcoin mining equipment, with a weighted average term of 3.2 years. The leases bear interest at a rate per annum of 10% and the Company is required to make monthly payments of principal and interest. Interest expense on the leases has been recognized based on an effective interest rate of 10%.

LEASES

9.	LEASES
Lessee
The Company has entered into
non-cancellable
operating and finance leases for office, data facilities, computer and networking equipment, electrical infrastructure and office equipment, with original lease periods expiring through 2033. In addition, certain leases contain bargain renewal options extending through 2051. The Company recognizes lease expense for these leases on a straight-line basis over the lease term, which includes any bargain renewal options. The Company recognizes rent expense on a straight-line basis over the lease period. In addition to minimum rent, certain leases require payment of real estate taxes, insurance, common area maintenance charges, and other executory costs. Differences between rent expense and rent paid are recognized as adjustments to operating lease right-of-use
assets on the unaudited Consolidated Balance Sheets. For certain leases the Company receives lease incentives, such as tenant improvement allowances, and records those as adjustments to operating lease right-of-use
assets and operating lease liabilities on the unaudited Consolidated Balance Sheets and amortizes the lease incentives on a straight-line basis over the lease term as an adjustment to rent expense.
The components of operating and finance leases are presented on the Company’s Consolidated Balance Sheets as follows (in thousands):

	Financial statement line item	June 30, 2022
Assets:
Operating lease right-of-use assets	Other noncurrent assets	$6,401
Finance lease right-of-use assets	Property, plant and equipment, net	$97,655
Liabilities:
Operating lease liabilities, current portion	Accrued expenses and other	$75
Operating lease liabilities, net of current portion	Other noncurrent liabilities	$1,127
Finance lease liabilities, current portion	Finance lease liabilities, current portion	$28,570
Finance lease liabilities, net of current portion	Finance lease liabilities, net of current portion	$48,701
The components of lease expense were as follows (in thousands):

	Financial statement line item	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022
Operating lease expense	General and administrative expenses	$154	$309
Short-term lease expense	General and administrative expenses	287	477
Finance lease expense:
Amortization of right-of-use assets	Cost of revenue	8,699	18,523
Interest on lease liabilities	Interest expense, net	2,248	4,339

Total finance lease expense		10,947	22,862

Total lease expense		$11,388	$23,648

In determining the discount rate used to measure the
right-of-use
asset and lease liability, we use rates implicit in the lease, or if not readily available, we use our incremental borrowing rate. Our incremental borrowing rate is based on an estimated secured rate with reference to recent borrowings of similar collateral and tenure when available. Determining our incremental borrowing rate, especially if there are insufficient observable borrowings near the time of lease commencement, may require significant judgment.
Information relating to the lease term and discount rate is as follows:

June 30, 2022
Weighted Average Remaining Lease Term (Years)
Operating leases	21.5
Finance leases	2.5
Weighted Average Discount Rate
Operating leases	6.4%
Finance leases	11.0%
The following table summarizes the Company’s supplemental cash flow information (in thousands):

	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022
Lease Payments
Operating lease payments	$101	$202
Finance lease payments	$15,169	$27,526
Supplemental Noncash Information
Operating lease right-of-use assets obtained in exchange for lease obligations	$—	$—
Finance lease right-of-use assets obtained in exchange for lease obligations	$—	$10,557
The Company’s minimum payments under noncancelable operating and finance leases having initial terms and bargain renewal periods in excess of one year are as follows at June 30, 2022, and thereafter (in thousands):

	Operating leases	Finance leases
Remaining 2022	$69	$18,131
2023	170	34,948
2024	170	31,332
2025	170	4,509
2026	170	3
2027	170	—
Thereafter	1,251	—

Total lease payments	2,170	88,923
Less: imputed interest	968	11,652

Total	$1,202	$77,271

Operating leases
In September 2021, the Company entered into operating lease agreements with Minnkota Power Cooperative to develop a hosting facility in Grand Forks, North Dakota as well as enter into a power supply purchase agreement to purchase 100 megawatts of power supply once construction of the hosting facility is complete. As a result of the agreements being entered into contemporaneously and in contemplation of one another, the agreements are considered to be a single unit of account and consideration has been allocated between lease and non-lease
components based on relative standalone selling price with approximately $5.3 million allocated to the lease components and $2.6 million allocated to the non-lease
components.
Substantially all of the payments for the intended leases would be for a five-year to thirty-year term (comprising an initial five-year
term with
five five-year
bargain renewal options to renew) with purchase options exercisable at any time for approximately $5.6 million less any rent paid to date and subject to certain other adjustments.
In addition to the above, in December 2021, the Company entered into an agreement to lease office space for its new corporate headquarters that commenced in July of 2022. The lease includes base rent of approximately $14.0 million to be paid over a period of 130 months.
Finance leases
In December 2021, the Company entered into finance lease agreements with Liberty Commercial Finance LLC totaling $40.9 million for the purchase of bitcoin mining equipment, with a weighted average term of 3.2 years. The leases bear interest at a weighted average rate per annum of 12.6% and the Company is required to make monthly payments of principal and interest. Interest expense on the lease has been recognized based on a weighted average effective interest rate of 12.6%.
In December 2021, the Company entered into finance lease agreements with MassMutual Asset Finance LLC totaling $50.0 million for the purchase of bitcoin mining equipment, with a weighted average term of 3.2 years. The leases bear interest at a rate per annum of 10% and the Company is required to make monthly payments of principal and interest. Interest expense on the leases has been recognized based on an effective interest rate of 10%.